Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2025	2024	2023
Exercise price	-	$0.74 - $0.88	$1.22 - $1.37
Expected volatility	-	119.5%	119.4%-132.3%
Risk-free interest	-	4.39%-4.4%	3.86%-4.34%
Expected life of up to (years)	-	5.5-7	5.06-7.02
Weighted average fair value	-	$0.64	$1.12

Schedule of Options Granted	The following table summarizes the changes in options granted to employees, officers, members of the Board and non-employees for the years ended December 31, 2025, 2024 and 2023:
	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2023	3,075,935	$2.55	7.8
Granted	1,157,940	$1.29
Expired	(89,194)	$2.48
Forfeited	(319,810)	$2.42
Exercised	(106,250)	$2.87
Balance as of December 31, 2023	3,718,621	$2.07	7.41
Granted	1,087,078	$0.86
Expired	(67,162)	$3.53
Forfeited	(147,825)	$1.89
Exercised	-	-
Balance as of December 31, 2024	4,590,712	$1.76	7.43
Granted	-	-
Expired	(150,586)	$2.34
Forfeited	(151,660)	$1.43
Exercised	-	-
Balance as of December 31, 2025	4,288,466	1.99	6.05
Exercisable at the end of year	3,047,022	$2.22	5.36

Schedule of RSU Granted	The following table summarizes the changes in RSUs granted to employees, officers and members of the Board for the years ended December 31, 2025 and 2024:
Number of Share Options
Balance as of December 31, 2023	-
Granted	862,950
Forfeited	(22,711)
Vested	-
Balance as of December 31, 2024	840,239
Granted	1,324,864
Forfeited	(61,307)
Vested	(288,764)
Balance as of December 31, 2025	840,239

Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments	The total share-based compensation expense for employees and non-employees the Company recognized for share-based payments is as follows:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023
Cost of revenues	98	84	79
Sales and marketing	192	146	167
Research and development	342	335	513
General and administrative	741	304	551
	1,373	869	1,310